Item 1. Schedule of Investments:

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Putnam New York Investment Grade Municipal Trust
The fund's portfolio
7/31/05 (Unaudited)
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KEY TO ABBREVIATIONS
AMBAC	AMBAC Indemnity Corporation
FGIC	Financial Guaranty Insurance Company
FRB	Floating Rate Bonds
FSA	Financial Security Assurance
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
MBIA	MBIA Insurance Company
U.S. Govt. Coll.	U.S. Government Collateralized

	MUNICIPAL BONDS AND NOTES (123.8%)(a)
		Rating (RAT)		Principal amount	Value

	New York (121.1%)

	Albany Cnty., Indl. Dev. Agcy. Rev. Bonds (Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB-		$300,000	$315,129
	Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Charitable Leadership), Ser. A , 6s, 7/1/19	Baa3		250,000	270,638
	Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Arnot Ogden Med. Ctr.), 5s, 11/1/34	A3		500,000	508,070
	Dutchess Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Bard College), 5 3/4s, 8/1/30	A3		700,000	760,704
	Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 5 1/2s, 10/1/26	Baa2		250,000	256,068
	Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William Smith), Ser. A, 5 3/8s, 2/1/33	A		500,000	534,125
	Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Hofstra U.), 5 1/4s, 7/1/16	A		395,000	422,381
	Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds, Ser. A
	5 1/4s, 12/1/26	A3		750,000	792,428
	AMBAC, 5s, 9/1/29	Aaa		2,000,000	2,116,560
	Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate U.), Ser. A, 5s, 7/1/23	Aa3		1,000,000	1,060,250
	Metro. Trans. Auth. Rev. Bonds, Ser. A, FSA, 5s, 11/15/30	Aaa		1,000,000	1,046,490
	Metro. Trans. Auth. Svc. Contract Rev. Bonds
	(Trans. Fac.), Ser. O, U.S. Govt. Coll., 5 3/4s, 7/1/13	AAA		500,000	558,345
	Ser. A , MBIA, 5 1/2s, 1/1/20	Aaa		1,000,000	1,112,720
	Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Highland Hosp. Rochester), 5s, 8/1/25	Baa1		250,000	256,328
	Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C, 5 5/8s, 11/15/24	Baa3		450,000	484,907
	NY City, FRB, AMBAC, 2 1/2s, 9/1/11	Aaa		200,000	200,000
	NY City, G.O. Bonds
	Ser. I, U.S. Govt. Coll., 6 1/4s, 4/15/17	Aaa		185,000	197,439
	Ser. B, 5 3/4s, 8/1/16	A1		1,000,000	1,114,240
	Ser. B, 5 1/2s, 12/1/31	A1		300,000	323,877
	Ser. B, U.S. Govt. Coll., 5 1/2s, 12/1/31 (Prerefunded)	AAA		700,000	784,721
	Ser. M, 5s, 4/1/24	A1		500,000	525,790
	NY City, IFB, AMBAC, 9.32s, 9/1/11	Aaa		200,000	206,376
	NY City, Hlth. & Hosp. Corp. Rev. Bonds (Hlth. Syst.), Ser. A , 5 3/8s, 2/15/26	A2		300,000	313,158
	NY City, Indl. Dev. Agcy. Rev. Bonds (Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BBB-		750,000	755,805
	NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
	(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Ba3		350,000	352,790
	(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30	BB+		250,000	252,518
	(St. Francis College), 5s, 10/1/34	A-		250,000	259,285
	NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I LLC), Ser. A, 5 1/2s, 7/1/28	Baa3		700,000	702,765
	NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
	(Terminal One Group Assn.), 6s, 1/1/15	A3		1,000,000	1,013,110
	(British Airways PLC), 5 1/4s, 12/1/32	Ba2		100,000	91,223
	NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. G, FSA, 5s, 6/15/34	Aaa		500,000	519,530
	NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5 3/4s, 6/1/43	BBB		1,000,000	1,058,850
	NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	BBB		300,000	322,629
	NY State Dorm. Auth. Rev. Bonds
	(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	AA-		875,000	1,089,296
	(Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25	Ba1		250,000	264,743
	(Mental Hlth.), Ser. A, 5 3/4s, 2/15/27 (Prerefunded)	AA-		45,000	47,841
	(Mental Hlth.), Ser. A, 5 3/4s, 2/15/27	AA-		25,000	26,388
	(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1		450,000	473,535
	(Dept. of Hlth.), 5 1/2s, 7/1/25 (Prerefunded)	AA-		870,000	908,576
	(Dept. of Hlth.), 5 1/2s, 7/1/25	AA-		630,000	657,934
	(North Shore Long Island Jewish Group), 5 3/8s, 5/1/23	A3		600,000	637,998
	(NY Methodist Hosp.), 5 1/4s, 7/1/17	A3		300,000	325,758
	(School Dist. Fin.), Ser. A, MBIA, 5 1/4s, 4/1/11	Aaa		1,000,000	1,096,110
	(Lenox Hill Hosp. Oblig. Group), 5 1/4s, 7/1/08	Baa2		250,000	259,753
	(NY U.), Ser. 2, AMBAC, 5s, 7/1/41	Aaa		1,500,000	1,550,280
	(Rochester U.), Ser. A, 5s, 7/1/34	A1		500,000	523,025
	(NY U.), Ser. A, FGIC, 5s, 7/1/29	Aaa		1,000,000	1,057,400
	Ser. A, FGIC, 5s, 3/15/27	Aaa		1,000,000	1,101,600
	(Dept. of Hlth.), Ser. 2, FGIC, 5s, 7/1/22	Aaa		1,000,000	1,066,580
	NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm. Facs.), Ser. A, MBIA, 5s, 7/1/24	Aaa		1,875,000	2,009,663
	NY State Energy Research & Dev. Auth. Fac. Mandatory Put Bonds, 4.7s, 10/1/12	A1		500,000	500,420
	NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+		400,000	420,868
	NY State Env. Fac. Corp. Rev. Bonds, 5s, 6/15/32	Aaa		250,000	262,755
	NY State Env. Fac. Corp. Poll. Control Rev. Bonds (State Wtr. Revolving Fund), Ser. A, 7 1/2s, 6/15/12	Aaa		125,000	136,685
	NY State Pwr. Auth. Rev. Bonds, 5s, 11/15/20	Aa2		750,000	801,825
	NY State Thruway Auth. Rev. Bonds, Ser. A, MBIA
	5 1/4s, 4/1/13	Aaa		1,000,000	1,111,690
	5 1/4s, 4/1/12	Aaa		1,000,000	1,104,380
	NY State Urban Dev. Corp. Rev. Bonds (Personal Income Tax), Ser. C-1, 5s, 3/15/33	AA		1,000,000	1,098,090
	Port. Auth. NY & NJ Cons. Rev. Bonds, Ser. 124, 5s, 8/1/31	AA-		1,000,000	1,024,590
	Port. Auth. NY & NJ Special Obligation Rev. Bonds (JFK Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa		3,000,000	3,220,410
	Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A, MBIA, 5s, 10/15/25	Aaa		1,425,000	1,521,259
	Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Saratoga Hosp.), Ser. A, 5s, 12/1/13	BBB+		100,000	105,711
	Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	Baa1		500,000	529,385
	Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-1, 5 1/2s, 6/1/18	AA-		1,000,000	1,103,870
	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A, 5s, 1/1/32	Aa2		1,000,000	1,039,390
	Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB		165,000	173,753
	Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, 5 1/8s, 6/1/38	BBB		500,000	504,385
	Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	BB		250,000	259,830

					47,505,025

	Puerto Rico (2.7%)

	Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 1/2s, 5/15/39	BBB		750,000	782,235
	PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3		250,000	271,195

					1,053,430

	TOTAL INVESTMENTS
	Total investments (cost $46,175,601)(b)				$48,558,455

	NOTES
(a)	Percentages indicated are based on net assets of $39,209,568.

(RAT)

The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2005. Securities rated by Putnam are indicated by "/P".  Security ratings are defined in the Statement of Additional Information.

(b)

The aggregate identified cost on a tax basis is $46,175,601, resulting in gross unrealized appreciation and depreciation of $2,421,420 and $38,566, respectively, or net unrealized appreciation of $2,382,854.

	The rates shown on Mandatory Put Bonds and Floating Rate Bonds (FRB) are the current interest rates at July 31, 2005.

	The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at July 31, 2005.

	The fund had the following industry group concentrations greater than 10% at July 31, 2005 (as a percentage of net assets):

	Transportation	26.4%
	Education	22.3
	Utilities	14.4
	Health care	14.1

	The fund had the following insurance concentrations greater than 10% at July 31, 2005 (as a percentage of net assets):

	MBIA	28.5%
	AMBAC	10.4

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees.  Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.  Other investments are valued at fair value following procedures approved by the Trustees.  Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

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Michael T. Healy

Principal Accounting Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

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Charles E. Porter

Principal Executive Officer

Date: September 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

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Steven D. Krichmar

Principal Financial Officer

Date: September 28, 2005